Subsequent Events (Details) (USD $)	0 Months Ended					1 Months Ended					3 Months Ended													0 Months Ended			1 Months Ended	2 Months Ended
	Oct. 09, 2013	Jun. 21, 2013	May 24, 2013	May 19, 2013	Jan. 15, 2013	Feb. 28, 2013	Dec. 31, 2012	Aug. 31, 2012	Apr. 30, 2012	Feb. 29, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 06, 2013	Aug. 30, 2013	Aug. 27, 2013	Aug. 21, 2013	Jun. 27, 2013	Apr. 01, 2013	Mar. 31, 2013	Jan. 31, 2013	Apr. 13, 2012	Feb. 10, 2012	Dec. 31, 2011	Nov. 12, 2013 Subsequent Event [Member]	Oct. 17, 2013 Subsequent Event [Member]	Oct. 07, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Feb. 28, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Nov. 01, 2013 Subsequent Event [Member] President [Member]
Subsequent Events (Textual)
Stock issued during period																											$ 13,000
Stock issued during period, shares																											46,429
Common stock issued as compensation to an employee, shares																													50,266
Common stock issued vesting as compensation to an employee																													14,075
Common stock share price, per share													$ 0.30					$ 0.40	$ 0.35								$ 0.28	$ 0.28	$ 0.28
Received promissory note							476,308				476,308	496,215																1,220,000
Percentage rate on notes payable																												12.00%
Description of loan agreement																												The loan agreements have an interest rate of 12% per annum payable over 26 months.
Additional common stock shares issued																												5,575,000
Promissory note																									142,500	280,000
Promissory note payment term																									The Company has the option to repay this note at any time on or before the date that is sixty (60) days from October 17, 2013 (the "effective date"). The Company will record a debt discount for the OID of $17,500. the remaining debt will be treated as stock settled debt where a put premium of $61,071 will be recorded over the six month period to the first conversion date. The Lender has the right at any time after the date that is six (6) months from the effective date, at its election, to convert all or any part of the outstanding balance of the note into shares of fully paid and non-assessable common stock of the company based upon a formula that is seventy (70%) percent of the average of the two (2) lowest intra-day trade prices in the fifteen (15) trading days immediately preceding the conversion	The Company has the option to repay this note at any time on or before the date that is sixty (60) days from October 7, 2013 (the "effective date"). The Company will record a debt discount for the OID of $30,000. The debt will be treated as stock settled debt where a put premium of $120,000 will be recorded over the six month period to the first conversion date. The Lender has the right at any time after the date that is six (6) months from the effective date, at its election, to convert all or any part of the outstanding balance of the note into shares of fully paid and non-assessable common stock of the company based upon a formula that is seventy (70%) percent of the average of the two (2) lowest intra-day trade prices in the fifteen (15) trading days immediately preceding the conversion
Warrants issued price																									125,000	250,000
Fully paid and non-assessable shares of the company common stock																									175,000	350,000
Fully paid and non-assessable shares of the company common stock, par value																									$ 0.001	$ 0.001
Warrants exercise price																									$ 0.40	$ 0.40
Securities purchase agreement for the equity sale of convertible preferred stock																								5,400,000
Convertible preferred stock, dividend percentage																								8.00%
Common stock shares issued	100,000	750,000	125,000	625,000	46,429	5,575,000	2,375,000	77,743	1,394,909	1,410,874	1,468,786
Common stock shares issued, value	24,000
Sale price of stock, per share	$ 0.24	$ 0.40	$ 0.40	$ 0.40	$ 0.28			$ 0.28						$ 0.25	$ 0.25	$ 0.25	$ 0.51			$ 0.49	$ 0.25	$ 0.25
Net proceeds from issuance of convertible preferred stock after payment of expense																								4,885,000
Due to officers							75,000				75,000	115,000
Promissory notes payable																														$ 40,000
Convertible Preferred Stock Beneficial Description																								The preferred stock is convertible into Common on a 2 for 1 basis. The Company recorded a beneficial conversion value for the preferred stock of approximately $2.6 million as an immediate charge to accumulated deficit as it is considered a constructive dividend to Series A preferred stockholders. The net raise is sufficient to fund on-going operations for the next several months
Registration Payment Arrangement, Term																								The SPA contains registration rights requiring registration within 30 days of the funding date and effectiveness within 90 days of the filing date. The registration rights agreement contains a liquidated damage provision whereby the Company must pay 1% per month of the investment amount